SUMMARY OF SEGMENT INFORMATION BY PRODUCT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Total revenue		$ 58,496	$ 72,782
Gross Profit	$ 7,802	10,658	15,782
Sale of Heavy Equipment and Parts [Member]
Segment Reporting Information [Line Items]
Total revenue		45,763	56,449
Gross Profit		4,275	10,097
Engineering Consultancy Service Income [Member]
Segment Reporting Information [Line Items]
Total revenue		2,190	7,032
Gross Profit		762	1,792
Rental Income [Member]
Segment Reporting Information [Line Items]
Total revenue		10,543	9,301
Gross Profit		$ 5,621	$ 3,893